Prepayments, Deposits and Other Assets, Net (Details) - USD ($)				1 Months Ended
	Mar. 28, 2023	Mar. 24, 2023	Jan. 05, 2023	Mar. 24, 2023
Prepayments, Deposits and Other Assets, Net [Line Items]
Prepayment of company		698,301
Fair value	$ 24,078,675		$ 12,640,062	$ 15,906,186
Percentage of equity		32.00%		32.00%
DTI Group Limited [Member]
Prepayments, Deposits and Other Assets, Net [Line Items]
Fair value		$ 15,906,186